Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of reconciliation of non controlling interest
$
Balance, December 31, 2022	—
Initial recognition of non-controlling interests	(24,467)
Share-based payments	16,702
Dividend	8,673
Net loss for the year	(328,409)
Balance, December 31, 2023	(327,501)
Net loss for the year	(712,805)
Balance, December 31, 2024	(1,040,306)